BRANDYWINEGLOBAL — GLOBAL OPPORTUNITIES BOND FUND (USD HEDGED)

Schedule of investments (unaudited)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 34.4%
U.S. Government Obligations - 34.4%
U.S. Treasury Bonds	3.000%	8/15/52	1,290,000		$1,002,370
U.S. Treasury Bonds	4.125%	8/15/53	1,080,000		1,038,319
U.S. Treasury Bonds	4.250%	2/15/54	710,000		698,407
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.125%)	5.528%	7/31/25	1,630,000		1,629,379	(a)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.170%)	5.470%	10/31/25	2,820,000		2,821,052	(a)
U.S. Treasury Notes	3.500%	2/15/33	1,250,000		1,184,082

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $8,412,705)					8,373,609

SOVEREIGN BONDS - 31.5%
Brazil - 4.6%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	1,840,000	BRL	365,311
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/29	980,000	BRL	191,026
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/31	1,300,000	BRL	248,680
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/33	1,600,000	BRL	302,847

Total Brazil					1,107,864

China - 1.1%
China Government Bond	3.000%	10/15/53	1,750,000	CNY	267,757

Colombia - 6.1%
Colombian TES, Bonds	7.000%	3/26/31	1,740,000,000	COP	387,988
Colombian TES, Bonds	9.250%	5/28/42	4,210,000,000	COP	962,883
Colombian TES, Bonds	7.250%	10/26/50	790,000,000	COP	144,139

Total Colombia					1,495,010

Mexico - 10.1%
Mexican Bonos, Bonds	8.000%	11/7/47	9,600,000	MXN	498,147
Mexican Bonos, Bonds	8.000%	7/31/53	10,600,000	MXN	545,446
Mexican Bonos, Senior Notes	8.500%	11/18/38	13,300,000	MXN	743,998
Mexican Bonos, Senior Notes	7.750%	11/13/42	13,100,000	MXN	669,558

Total Mexico					2,457,149

New Zealand - 0.7%
New Zealand Government Bond, Senior Notes	2.750%	5/15/51	420,000	NZD	171,298

South Africa - 4.2%
Republic of South Africa Government Bond, Senior Notes	6.500%	2/28/41	12,899,569	ZAR	389,303
Republic of South Africa Government Bond, Senior Notes	8.750%	2/28/48	17,100,000	ZAR	626,488

Total South Africa					1,015,791

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged) 2024 Quarterly Report	1

BRANDYWINEGLOBAL — GLOBAL OPPORTUNITIES BOND FUND (USD HEDGED)

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
United Kingdom - 4.7%
United Kingdom Gilt, Bonds	1.250%	7/31/51	1,780,000	GBP	$1,135,221	(b)

TOTAL SOVEREIGN BONDS (Cost - $7,140,873)					7,650,090

MORTGAGE-BACKED SECURITIES - 23.1%
FHLMC - 6.2%
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	8/1/52-11/1/52	401,898		392,546
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	9/1/52-10/1/52	584,789		557,082
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	12/1/52	553,395		551,951

Total FHLMC					1,501,579

FNMA - 5.5%
Federal National Mortgage Association (FNMA)	4.500%	9/1/52	472,747		450,348
Federal National Mortgage Association (FNMA)	5.000%	10/1/52-12/1/52	510,170		498,303
Federal National Mortgage Association (FNMA)	5.500%	12/1/52	398,110		397,010

Total FNMA					1,345,661

GNMA - 11.4%
Government National Mortgage Association (GNMA) II	5.500%	2/20/53-9/20/53	2,406,306		2,405,455
Government National Mortgage Association (GNMA) II	5.000%	6/20/53	361,060		354,925

Total GNMA					2,760,380

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $5,602,742)					5,607,620

CORPORATE BONDS & NOTES - 6.7%
CONSUMER DISCRETIONARY - 3.7%
Automobiles - 3.7%
General Motors Financial Co. Inc., Senior Notes	5.400%	4/6/26	470,000		470,320
Toyota Motor Credit Corp., Senior Notes	4.450%	5/18/26	430,000		426,022

TOTAL CONSUMER DISCRETIONARY					896,342

ENERGY - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Petroleos Mexicanos, Senior Notes	6.950%	1/28/60	380,000		251,321

FINANCIALS - 2.0%
Banks - 2.0%
Commonwealth Bank of Australia, Senior Notes (SOFR + 0.740%)	6.102%	3/14/25	480,000		482,501	(a)(c)

TOTAL CORPORATE BONDS & NOTES (Cost - $1,613,167)					1,630,164

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $22,769,487)					23,261,483

See Notes to Schedule of Investments.

2	BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged) 2024 Quarterly Report

BRANDYWINEGLOBAL — GLOBAL OPPORTUNITIES BOND FUND (USD HEDGED)

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 2.2%
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares (Cost - $524,768)	5.242%	524,768	$524,768	(d)(e)

TOTAL INVESTMENTS - 97.9% (Cost - $23,294,255)			23,786,251
Other Assets in Excess of Liabilities - 2.1%			519,994

TOTAL NET ASSETS - 100.0%			$24,306,245

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)	Rate shown is one-day yield as of the end of the reporting period.

(e)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2024, the total market value of investments in Affiliated Companies was $524,768 and the cost was $524,768 (Note 2).

Abbreviation(s) used in this schedule:

BRL	— Brazilian Real
CNY	— Chinese Yuan Renminbi
COP	— Colombian Peso
GBP	— British Pound
MXN	— Mexican Peso
NZD	— New Zealand Dollar
SOFR	— Secured Overnight Financing Rate
ZAR	— South African Rand

At March 31, 2024, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
U.S. Treasury Ultra 10-Year Notes	24	6/24	$2,738,103	$2,750,625	$12,522
United Kingdom Long Gilt Bonds	9	6/24	1,111,133	1,135,253	24,120

Net unrealized appreciation on open futures contracts					$36,642

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged) 2024 Quarterly Report	3

BRANDYWINEGLOBAL — GLOBAL OPPORTUNITIES BOND FUND (USD HEDGED)

Schedule of investments (unaudited) (cont’d)	March 31, 2024

At March 31, 2024, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	67,187	NZD	110,000	Barclays Bank PLC	4/12/24	$1,467
USD	124,537	NZD	200,000	Barclays Bank PLC	4/12/24	5,045
NZD	50,000	USD	30,674	HSBC Securities Inc.	4/12/24	(801)
MYR	500,000	USD	108,190	Goldman Sachs Group Inc.	4/16/24	(2,419)
USD	20,851	MYR	100,000	Goldman Sachs Group Inc.	4/16/24	(303)
USD	83,849	MYR	400,000	Goldman Sachs Group Inc.	4/16/24	(768)
USD	45,108	NOK	470,000	Citibank N.A.	4/18/24	1,793
NOK	2,600,000	USD	253,844	Morgan Stanley & Co. Inc.	4/18/24	(14,230)
USD	38,047	NOK	400,000	Morgan Stanley & Co. Inc.	4/18/24	1,183
USD	162,764	NOK	1,730,000	Morgan Stanley & Co. Inc.	4/18/24	3,329
USD	160,080	BRL	800,000	HSBC Securities Inc.	4/19/24	917
USD	834,779	BRL	4,090,000	HSBC Securities Inc.	4/19/24	21,060
USD	74,111	CAD	100,000	Citibank N.A.	4/25/24	257
KRW	50,000,000	USD	37,668	Citibank N.A.	4/26/24	(469)
KRW	130,000,000	USD	98,069	Citibank N.A.	4/26/24	(1,353)
KRW	200,000,000	USD	151,125	Citibank N.A.	4/26/24	(2,331)
MXN	500,000	USD	28,849	Citibank N.A.	4/29/24	1,082
USD	2,225,281	MXN	38,800,000	Citibank N.A.	4/29/24	(97,394)
COP	180,000,000	USD	44,787	JPMorgan Chase & Co.	4/30/24	1,526
USD	1,435,591	COP	5,770,000,000	JPMorgan Chase & Co.	4/30/24	(48,997)
HUF	40,000,000	USD	112,062	Morgan Stanley & Co. Inc.	5/2/24	(2,730)
USD	673,990	EUR	620,000	JPMorgan Chase & Co.	5/7/24	4,054
EUR	40,000	USD	43,397	Morgan Stanley & Co. Inc.	5/7/24	(175)
EUR	150,000	USD	164,105	Morgan Stanley & Co. Inc.	5/7/24	(2,024)
USD	1,060,562	ZAR	20,300,000	HSBC Securities Inc.	5/15/24	(7,146)
CLP	70,000,000	USD	73,877	HSBC Securities Inc.	5/17/24	(2,533)
CLP	70,000,000	USD	72,738	HSBC Securities Inc.	5/17/24	(1,394)
USD	213,627	CNH	1,530,000	JPMorgan Chase & Co.	5/28/24	2,405
USD	268,224	CNH	1,920,000	JPMorgan Chase & Co.	5/28/24	3,161
AUD	610,000	USD	397,061	JPMorgan Chase & Co.	6/6/24	1,231
USD	198,692	AUD	300,000	JPMorgan Chase & Co.	6/6/24	2,811
GBP	80,000	USD	103,061	Citibank N.A.	6/10/24	(2,050)
USD	1,261,363	GBP	1,000,000	Citibank N.A.	6/10/24	(1,283)
INR	10,000,000	USD	120,231	Barclays Bank PLC	6/11/24	(597)
JPY	26,000,000	USD	179,278	JPMorgan Chase & Co.	6/17/24	(5,396)
JPY	26,000,000	USD	179,805	JPMorgan Chase & Co.	6/17/24	(5,923)
USD	173,568	JPY	26,000,000	JPMorgan Chase & Co.	6/17/24	(315)

Net unrealized depreciation on open forward foreign currency contracts						$(149,310)

See Notes to Schedule of Investments.

4	BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged) 2024 Quarterly Report

BRANDYWINEGLOBAL — GLOBAL OPPORTUNITIES BOND FUND (USD HEDGED)

Schedule of investments (unaudited) (cont’d)	March 31, 2024

Abbreviation(s) used in this table:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CLP	— Chilean Peso
CNH	— Chinese Offshore Yuan
COP	— Colombian Peso
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
USD	— United States Dollar
ZAR	— South African Rand

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged) 2024 Quarterly Report	5

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged) (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to

6	BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged) 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (continued)

the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged) 2024 Quarterly Report	7

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
U.S. Government & Agency Obligations	—	$8,373,609	—	$8,373,609
Sovereign Bonds	—	7,650,090	—	7,650,090
Mortgage-Backed Securities	—	5,607,620	—	5,607,620
Corporate Bonds & Notes	—	1,630,164	—	1,630,164

Total Long-Term Investments	—	23,261,483	—	23,261,483

Short-Term Investments†	$524,768	—	—	524,768

Total Investments	$524,768	$23,261,483	—	$23,786,251

Other Financial Instruments:
Futures Contracts††	$36,642	—	—	$36,642
Forward Foreign Currency Contracts††	—	$51,321	—	51,321

Total Other Financial Instruments	$36,642	$51,321	—	$87,963

Total	$561,410	$23,312,804	—	$23,874,214

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$200,631	—	$200,631

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for

8	BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged) 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (continued)

all or some portion of the period ended March 31, 2024. The following transactions were effected in such company for the period ended March 31, 2024.

	Affiliate Value at December 31, 2023	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2024
		Cost	Shares	Proceeds	Shares
Western Asset
Premier
Institutional U.S.
Treasury Reserves,
Premium Shares	—	$4,335,484	4,335,484	$3,810,716	3,810,716	—	$8,421	—	$524,768

BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged) 2024 Quarterly Report	9